MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated November 17, 2015 to the combined Prospectus dated May 1, 2015 (the “Prospectus”) for the following Series (the “Series”) as supplemented August 3, 2015 for each of the Series:

International Series – Class I and S

World Opportunities Series – Class A

High Yield Bond Series – Class I and S

Global Fixed Income Series – Class I and S

Unconstrained Bond Series – Class I and S

Real Estate Series – Class I and S

Emerging Markets Series – Class I and S

Dynamic Opportunities Series – Class I and S

Equity Income Series – Class I and S

Focused Opportunities Series – Class I and S

Diversified Tax Exempt Series

New York Tax Exempt Series

Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Manning & Napier Advisors, LLC (the “Advisor”) has made several changes to the roles and responsibilities of its investment professionals. Accordingly, the Prospectus is hereby supplemented and revised as follows:

a)	The information with respect to Marc Tommasi in the International Series summary section is hereby deleted and replaced by the following:

Jeffrey W. Donlon, CFA®

Senior Analyst/Managing Director of the Global Strategies Group, has managed the Series since 2015.

b)	The information with respect to Jeffrey W. Donlon, Ajay M. Sadarangani and Marc Tommasi in the World Opportunities Series summary section is hereby deleted and replaced by the following:

Jeffrey W. Donlon, CFA®

Senior Analyst/Managing Director of the Global Strategies Group, has managed the Series since 2004.

Ajay M. Sadarangani, CFA®

Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2015.

Marc Tommasi

Co-Head of Global Equities, Senior Analyst/Co-Chief Investment Strategist, has managed the Series since 1996.

c)	The information with respect to Marc Tommasi in the Global Fixed Income Series summary section is hereby deleted.

d)	The information with respect to Ajay M. Sadarangani in the Dynamic Opportunities Series summary section is hereby deleted and replaced by the following:

Michele Panzeri, CFA®

Junior Analyst, has managed the Series since 2015.

e)	The information with respect to Jeffrey W. Donlon, Ajay M. Sadarangani and Marc Tommasi in the “Portfolio Managers” sub-section in the “Management” section is hereby deleted and replaced by the following:

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director since 2004. Member of the following Portfolio Management Teams: World Opportunities Series (since 2004), International Series (since 2015).

Michele Panzeri, CFA®, Junior Analyst

Joined the Advisor in 2013. Junior Analyst since 2015. Member of the following Portfolio Management Team: Dynamic Opportunities Series (since 2015). Previous positions held in last five years: Senior Research Associate, 2014; Research Associate, 2013; Equity Research Summer Associate, TIAA-CREF, 2012; Trading Support Analyst, Citigroup, 2007 – 2011. Attended University of North Carolina Kenan-Flagler Business School,
2011 – 2013.

Ajay M. Sadarangani, CFA®, Senior Analyst/Managing Director of Life Sciences Group

Joined the Advisor in 2001. Senior Analyst since 2010. Managing Director since 2015. Member of the following Portfolio Management Team: World Opportunities Series (since 2015). Previous position held in last five years: Analyst, 2007 – 2010.

Marc Tommasi, Co-Head of Global Equities, Senior Analyst/Co-Chief Investment Strategist

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director 1992 – 2015. Head of Global Investment Strategy 2010 – 2015. Co-Head of Global Equities since 2015. Co-Chief Investment Strategist since 2015. Member of the following Portfolio Management Team: World Opportunities Series (since 1996).

2.	Effective August 3, 2015, the shares of the Core Bond Series offered in the Prospectus are designated as Class S Shares, and such Class S Shares are offered in a separate prospectus. Accordingly, effective August 3, 2015, shares of the Core Bond Series are no longer offered in the Prospectus, and all references to the Core Bond Series in the Prospectus are hereby deleted.

For information on the Core Bond Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp Comb Nov 2015